Financial Instruments by Category - Schedule of Carrying Amounts of Financial Instruments by Category (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost
Cash and cash equivalents	₩ 228,898	₩ 184,082	₩ 169,877	₩ 99,105
Short-term financial instruments	324,304	277,215
Accounts receivable, net	81,152	71,213
Other current financial assets	6,602	4,439
Other non-current financial assets	1,767	1,824
Total	642,739	538,780
Financial liabilities at amortized cost
Accounts payable	67,930	61,778
Long-term accounts payable	220	677
Financial liabilities at amortized cost
Financial liabilities at amortized cost
Accounts payable	63,328	57,615
Long-term accounts payable	220	677
Accrued expenses	313	395
Other current liabilities	3,179	4,225
Other non-current liabilities	3,942	2,337
Total	70,982	65,249
Financial assets at amortized cost
Financial assets at amortized cost
Cash and cash equivalents	228,898	184,082
Short-term financial instruments	324,304	277,215
Accounts receivable, net	81,152	71,213
Other receivables, net	16	7
Other current financial assets	6,602	4,439
Other non-current financial assets	₩ 1,767	₩ 1,824